16 DEBT (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes outstanding under revolving credit facility	$ 3,088,890	$ 1,235,935
Term loan - current maturities	405,376	0
Total short-term debt	3,494,266	1,235,935
Term loan, due 2019	1,941,567	0
Less: Current maturities	405,376	0
Long-term debt, net of current maturities	$ 1,536,191	$ 0